Shareholder Report, Average Annual Return (Details) 190846_Brown Advisory Global Leaders Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	(1.80%)	6.00%	12.17%
MSCI All Country World Index (ACWI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (ACWI)
Average Annual Return, Percent	23.67%	10.98%	12.78%